Investments in Associates and Joint Ventures - Summary of Investments Associates and Joint Ventures (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		₩ 722,222	[1]	₩ 682,670
Acquisition and others		339,469	[1]	114,992
Disposal and others		(94,631)	[1]	(72,483)
Dividends		(14,125)	[1]	(27,684)
Gains (losses) on equity-method accounting		(6,332)	[1]	45,429
Other comprehensive income (loss)		336	[1]	31
Others		451	[1]	(20,733)
Ending	[1]	947,390		722,222
KB-KDBC Pre-IPO New Technology Business Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		6,063	[1],[2],[3]	5,978
Acquisition and others		0	[1]	0
Disposal and others		(600)	[1]	0
Dividends		0	[1]	0
Gains (losses) on equity-method accounting		(260)	[1]	85
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1]	5,203		6,063	[2],[3]
Balhae Infrastructure Company
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		93,766	[1],[2],[4],[5]	90,617
Acquisition and others		48,051	[1]	0
Disposal and others		4,810	[1]	(1,079)
Dividends	[5]	(1,541)	[1]	(9,582)
Gains (losses) on equity-method accounting		3,549	[1]	13,810
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1],[5]	139,015		93,766	[2],[4]
Hahn & Company No. 4-3 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0		0
Acquisition and others				8,188
Disposal and others				(7,253)
Dividends				0
Gains (losses) on equity-method accounting				(935)
Other comprehensive income (loss)				0
Others				0
Ending				0
Aju Good Technology Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		14,296	[1],[2]	19,836
Acquisition and others		0	[1]	0
Disposal and others		0	[1]	(7,800)
Dividends		(2,120)	[1]	(3,577)
Gains (losses) on equity-method accounting		(2,863)	[1]	5,837
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1]	9,313		14,296	[2]
KG Capital Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0		19,162
Acquisition and others				0
Disposal and others				0
Dividends				0
Gains (losses) on equity-method accounting				252
Other comprehensive income (loss)				(2)
Others				(19,412)
Ending				0
Big Dipper Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		94	[1],[2],[4],[5]	60
Acquisition and others		0	[1]	0
Disposal and others		0	[1]	0
Dividends	[5]	0	[1]	0
Gains (losses) on equity-method accounting		(62)	[1]	17
Other comprehensive income (loss)		0	[1]	17
Others		0	[1]	0
Ending	[1],[5]	32		94	[2],[4]
Paycoms Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0		213
Acquisition and others				0
Disposal and others				0
Dividends				0
Gains (losses) on equity-method accounting				(57)
Other comprehensive income (loss)				0
Others				(156)
Ending				0
Food Factory Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		1,483	[1],[2],[5],[6]	1,399
Acquisition and others		0	[1]	0
Disposal and others		0	[1]	0
Dividends	[5]	0	[1]	0
Gains (losses) on equity-method accounting		57	[1]	83
Other comprehensive income (loss)		1	[1]	1
Others		0	[1]	0
Ending	[1],[5]	1,541		1,483	[2],[6]
KBSP Private Equity Fund No.4
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		2,494	[1],[2]	1,892
Acquisition and others		0	[1]	0
Disposal and others		0	[1]	0
Dividends		0	[1]	0
Gains (losses) on equity-method accounting		832	[1]	509
Other comprehensive income (loss)		668	[1]	93
Others		0	[1]	0
Ending	[1]	3,994		2,494	[2]
Korea Credit Bureau Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		5,617	[1],[2]	4,959
Acquisition and others		0	[1]	0
Disposal and others		0	[1]	0
Dividends		(90)	[1]	(90)
Gains (losses) on equity-method accounting		2,422	[1]	748
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1]	7,949		5,617	[2]
KB Social Impact Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		4,853	[1],[2]	4,266
Acquisition and others		0	[1]	0
Disposal and others		0	[1]	0
Dividends		0	[1]	0
Gains (losses) on equity-method accounting		(1,340)	[1]	587
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1]	3,513		4,853	[2]
KB-Solidus Global Healthcare Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		18,485	[1],[2],[3],[5]	22,432
Acquisition and others		0	[1]	0
Disposal and others		0	[1]	(8,710)
Dividends	[5]	(910)	[1]	(10,920)
Gains (losses) on equity-method accounting		(50)	[1]	15,683
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1],[3],[5]	17,525		18,485	[2]
POSCO-KB Shipbuilding Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		4,738	[1],[2],[5]	4,798
Acquisition and others		0	[1]	0
Disposal and others		0	[1]	0
Dividends	[5]	0	[1]	0
Gains (losses) on equity-method accounting		(1,515)	[1]	(60)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1],[5]	3,223		4,738	[2]
KB-TS Technology Venture Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		12,372	[1],[2],[3],[5]	13,794
Acquisition and others		0	[1]	0
Disposal and others		(2,464)	[1]	(672)
Dividends	[5]	0	[1]	0
Gains (losses) on equity-method accounting		1,221	[1]	(750)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1],[3],[5]	11,129		12,372	[2]
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		5,395	[1],[2],[3],[5]	17,051
Acquisition and others		0	[1]	0
Disposal and others		(2,460)	[1]	(13,200)
Dividends		(3,152)	[1]	0	[5]
Gains (losses) on equity-method accounting		217	[1]	1,544
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1]	0		5,395	[2],[3],[5]
KB-SJ Tourism Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		3,242	[1],[2],[4],[5]	3,773
Acquisition and others		0	[1]	0
Disposal and others		(4,031)	[1]	0
Dividends	[5]	(1,517)	[1]	0
Gains (losses) on equity-method accounting		4,087	[1]	(531)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1],[4],[5]	1,781		3,242	[2]
UNION Media Commerce Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		952	[1],[2]	957
Acquisition and others		0	[1]	0
Disposal and others		0	[1]	0
Dividends		0	[1]	0
Gains (losses) on equity-method accounting		(7)	[1]	(5)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1]	945		952	[2]
KB-Stonebridge Secondary Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		18,885	[1],[2],[4],[5]	25,144
Acquisition and others		0	[1]	0
Disposal and others		(666)	[1]	(6,964)
Dividends	[5]	(52)	[1]	(396)
Gains (losses) on equity-method accounting		(1,300)	[1]	1,101
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1],[4],[5]	16,867		18,885	[2]
KB SPROTT Renewable Private Equity Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		15,910	[1],[2],[3],[5]	16,539
Acquisition and others		0	[1]	0
Disposal and others		(8,350)	[1]	(475)
Dividends	[5]	0	[1]	0
Gains (losses) on equity-method accounting		80	[1]	(154)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1],[3],[5]	7,640		15,910	[2]
KB-UTC Inno-Tech Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		17,977	[1],[2],[3],[5]	19,180
Acquisition and others		0	[1]	0
Disposal and others		(275)	[1]	(2,251)
Dividends	[5]	0	[1]	(3)
Gains (losses) on equity-method accounting		(2,054)	[1]	399
Other comprehensive income (loss)		(166)	[1]	652
Others		0	[1]	0
Ending	[1],[3],[5]	15,482		17,977	[2]
WJ Private Equity Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		9,482	[1],[2]	9,542
Acquisition and others		0	[1]	0
Disposal and others		0	[1]	0
Dividends		0	[1]	0
Gains (losses) on equity-method accounting		(60)	[1]	(60)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1]	9,422		9,482	[2]
All Together Korea Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		10,541	[1],[2]	10,244
Acquisition and others		0	[1]	0
Disposal and others		0	[1]	0
Dividends		0	[1]	0
Gains (losses) on equity-method accounting		307	[1]	297
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1]	10,848		10,541	[2]
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		17,810	[1],[2]	12,554
Acquisition and others		8,964	[1]	1,800
Disposal and others		(7,778)		(2,234)
Dividends		0	[1]	0
Gains (losses) on equity-method accounting		(2,952)	[1]	5,690
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1]	16,044		17,810	[2]
December & Company Inc.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0		16,029
Acquisition and others				0
Disposal and others				(14,864)
Dividends				0
Gains (losses) on equity-method accounting				0
Other comprehensive income (loss)				0
Others				(1,165)
Ending				0
2020 KB Fintech Renaissance Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		1,041	[1],[2],[4],[5]	630
Acquisition and others		0	[1]	0
Disposal and others		0	[1]	0
Dividends	[5]	0	[1]	0
Gains (losses) on equity-method accounting		36	[1]	411
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1],[4],[5]	1,077		1,041	[2]
KB Material and Parts No.1 PEF
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		3,300	[1],[2],[4],[5]	3,321
Acquisition and others		0	[1]	0
Disposal and others		(3,300)	[1]	0
Dividends		0	[1]	(34)	[5]
Gains (losses) on equity-method accounting		0	[1]	13
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1]	0		3,300	[2],[4],[5]
FineKB Private Equity Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		7,697	[1],[2],[5]	10,483
Acquisition and others		6,790	[1]	0
Disposal and others		(1,500)	[1]	(2,125)
Dividends	[5]	(32)	[1]	(16)
Gains (losses) on equity-method accounting		757	[1]	(645)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1],[5]	13,712		7,697	[2]
G Payment Joint Stock Company
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		8,966	[1],[2],[5]	9,281
Acquisition and others		0	[1]	0
Disposal and others		(1,505)	[1]	(79)
Dividends	[5]	0	[1]	0
Gains (losses) on equity-method accounting		(5,373)	[1]	(236)
Other comprehensive income (loss)		0	[1]	0
Others		433	[1]	0
Ending	[1],[5]	2,521		8,966	[2]
KB-GeneN Medical Venture Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		1,923	[1],[2]	1,965
Acquisition and others		0	[1]	0
Disposal and others		0	[1]	0
Dividends		0	[1]	0
Gains (losses) on equity-method accounting		(42)	[1]	(42)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1]	1,881		1,923	[2]
KB-BridgePole Venture Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		863	[1],[2],[4],[5]	835
Acquisition and others		0	[1]	0
Disposal and others		(863)	[1]	(714)
Dividends		0	[1]	(638)	[5]
Gains (losses) on equity-method accounting		0	[1]	1,380
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1]	0		863	[2],[4],[5]
KB-Kyobo New Mobility Power Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		2,622	[1],[2],[5]	2,826
Acquisition and others		0	[1]	0
Disposal and others		(2,622)	[1]	0
Dividends		0	[1]	0	[5]
Gains (losses) on equity-method accounting		0	[1]	(204)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1]	0		2,622	[2],[5]
DA-Friend New Technology Investment Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		928	[1],[2]	949
Acquisition and others		0	[1]	0
Disposal and others		0	[1]	0
Dividends		0	[1]	0
Gains (losses) on equity-method accounting		(21)	[1]	(21)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1]	907		928	[2]
Cornerstone Pentastone Fund No.4
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		775	[1],[2],[5]	792
Acquisition and others		0	[1]	0
Disposal and others		0	[1]	0
Dividends	[5]	0	[1]	0
Gains (losses) on equity-method accounting		(11)	[1]	(17)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1],[5]	764		775	[2]
SKS-VLP New Technology Investment Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0		1,121
Acquisition and others				0
Disposal and others				(1,121)
Dividends				0
Gains (losses) on equity-method accounting				0
Other comprehensive income (loss)				0
Others				0
Ending				0
KB-Badgers Future Mobility ESG Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		6,105	[1],[2]	1,475
Acquisition and others		10,401	[1]	5,538
Disposal and others		0	[1]	0
Dividends		(2)	[1]	0
Gains (losses) on equity-method accounting		(3,396)	[1]	(908)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1]	13,108		6,105	[2]
JS Private Equity Fund No.3
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		1,862	[1],[2]	1,664
Acquisition and others		0	[1]	0
Disposal and others		(755)	[1]	0
Dividends		0	[1]	0
Gains (losses) on equity-method accounting		(364)	[1]	198
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1]	743		1,862	[2]
Mirae Asset Mobility Investment Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		1,949	[1],[2],[5]	1,979
Acquisition and others		0	[1]	0
Disposal and others		0	[1]	0
Dividends	[5]	0	[1]	0
Gains (losses) on equity-method accounting		(31)	[1]	(30)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1],[5]	1,918		1,949	[2]
KB-FT Green Growth 1st Technology Investment Association
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		1,928	[1],[2],[4],[5]	1,970
Acquisition and others		0	[1]	0
Disposal and others		0	[1]	0
Dividends	[5]	0	[1]	0
Gains (losses) on equity-method accounting		(39)	[1]	(42)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1],[4],[5]	1,889		1,928	[2]
Glenwood Credit Private Equity Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		43,922	[1],[2],[5]	43,468
Acquisition and others		0	[1]	0
Disposal and others		0	[1]	0
Dividends	[5]	(2,430)	[1]	(2,428)
Gains (losses) on equity-method accounting		2,888	[1]	2,882
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1],[5]	44,380		43,922	[2]
THE CHAEUL FUND NO.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		972	[1],[2],[5]	989
Acquisition and others		0	[1]	0
Disposal and others		0	[1]	0
Dividends	[5]	0	[1]	0
Gains (losses) on equity-method accounting		(18)	[1]	(17)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1],[5]	954		972	[2]
Smart Korea KB Future9-Sejong Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		2,398	[1],[2],[5]	1,870
Acquisition and others		0	[1]	1,000
Disposal and others		0	[1]	(634)
Dividends	[5]	0	[1]	0
Gains (losses) on equity-method accounting		(73)	[1]	162
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1],[5]	2,325		2,398	[2]
KB-KTB Technology Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		21,391	[1],[2],[3]	16,256
Acquisition and others		5,600	[1]	5,601
Disposal and others		0	[1]	0
Dividends		0	[1]	0
Gains (losses) on equity-method accounting		(1,543)	[1]	(466)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1],[3]	25,448		21,391	[2]
KB-SOLIDUS Healthcare Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		40,172	[1],[2],[3],[5]	18,651
Acquisition and others		23,270	[1]	22,752
Disposal and others		0	[1]	(12)
Dividends	[5]	0	[1]	0
Gains (losses) on equity-method accounting		(1,160)	[1]	(1,219)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1],[3],[5]	62,282		40,172	[2]
Paramark KB Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		13,645	[1],[5]	10,966
Acquisition and others		8,130	[1]	3,342
Disposal and others		0	[1]	0
Dividends	[5]	0	[1]	0
Gains (losses) on equity-method accounting		1,444	[1]	(663)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1],[5]	23,219	[4]	13,645
KB Co-Investment Private Equity Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		9,376	[1]	7,233
Acquisition and others		9,131	[1]	2,208
Disposal and others		(3,098)	[1]	0
Dividends		0	[1]	0
Gains (losses) on equity-method accounting		558	[1]	(65)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1]	15,967		9,376
POSITIVE Sobujang Venture Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		1,965	[1],[5]	1,977
Acquisition and others		0	[1]	0
Disposal and others		(1,121)	[1]	0
Dividends	[5]	(2,129)	[1]	0
Gains (losses) on equity-method accounting		2,154	[1]	(12)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1],[5]	869		1,965
History 2022 Fintech Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		1,938	[1],[5]	1,981
Acquisition and others		0	[1]	0
Disposal and others		0	[1]	0
Dividends	[5]	0	[1]	0
Gains (losses) on equity-method accounting		(42)	[1]	(43)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1],[5]	1,896		1,938
PEBBLES-MW M.C.E New Technology Investment Fund 1st
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0		1,982
Acquisition and others				0
Disposal and others				(1,982)
Dividends				0
Gains (losses) on equity-method accounting				0
Other comprehensive income (loss)				0
Others				0
Ending				0
KB-NP Green ESG New Technology Venture Capital Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		19,429	[1],[5]	9,043
Acquisition and others		19,800	[1]	11,099
Disposal and others		0	[1]	0
Dividends	[5]	0	[1]	0
Gains (losses) on equity-method accounting		(637)	[1]	(713)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1],[5]	38,592		19,429
TMAP Mobility Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		183,572	[1],[4],[5]	194,455
Acquisition and others		0	[1]	0
Disposal and others		0	[1]	(19)
Dividends	[5]	0	[1]	0
Gains (losses) on equity-method accounting		(1,385)	[1]	(11,893)
Other comprehensive income (loss)		(187)	[1]	1,029
Others		0	[1]	0
Ending	[1],[4],[5]	182,000		183,572
Nextrade Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		9,225	[1],[4],[5]	9,700
Acquisition and others		0	[1]	0
Disposal and others		0	[1]	0
Dividends	[5]	0	[1]	0
Gains (losses) on equity-method accounting		(1,045)	[1]	(475)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1],[4],[5]	8,180		9,225
Shinhan Global Mobility Fund1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		1,324		1,345
Acquisition and others				0
Disposal and others				0
Dividends				0
Gains (losses) on equity-method accounting				(21)
Other comprehensive income (loss)				0
Others				0
Ending				1,324
Shinhan Global Mobility Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1],[5]	1,324
Acquisition and others	[1]	0
Disposal and others	[1]	0
Dividends	[5]	0	[1]	0
Gains (losses) on equity-method accounting	[1]	(30)
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1],[5]	1,294		1,324
SKB Next Unicorn K-Battery Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		1,890	[1],[5]	1,995
Acquisition and others		0	[1]	0
Disposal and others		0	[1]	(87)
Dividends	[5]	0	[1]	0
Gains (losses) on equity-method accounting		(40)	[1]	(18)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1],[5]	1,850		1,890
Lakewood-AVES Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		1,977	[1],[5]	0
Acquisition and others		0	[1]	2,000
Disposal and others		(1,977)	[1]	0
Dividends		0	[1]	0	[5]
Gains (losses) on equity-method accounting		0	[1]	(23)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1]	0		1,977	[5]
MW-Pyco NewWave New Technology Investment Fund 4th
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		1,965	[1],[3],[5]	0
Acquisition and others		0	[1]	2,000
Disposal and others		0	[1]	0
Dividends	[5]	0	[1]	0
Gains (losses) on equity-method accounting		(43)	[1]	(35)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1],[3],[5]	1,922		1,965
Bitgoeul Cheomdan Green 1st Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		165	[1],[4],[5]	0
Acquisition and others		152	[1]	190
Disposal and others		0	[1]	0
Dividends	[5]	0	[1]	0
Gains (losses) on equity-method accounting		(75)	[1]	(24)
Other comprehensive income (loss)		(1)	[1]	(1)
Others		0	[1]	0
Ending	[1],[4],[5]	241		165
KB-SUSUNG 1st Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		2,953	[1],[4],[5]	0
Acquisition and others		0	[1]	3,000
Disposal and others		(1,386)	[1]	0
Dividends	[5]	0	[1]	0
Gains (losses) on equity-method accounting		621	[1]	(47)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1],[4],[5]	2,188		2,953
Friend 55 New Technology Business Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		1,182	[1],[3],[5]	0
Acquisition and others		0	[1]	1,200
Disposal and others		(1,182)	[1]	0
Dividends		0	[1]	0	[5]
Gains (losses) on equity-method accounting		0	[1]	(18)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1]	0		1,182	[3],[5]
KY Global Cell & Gene Private Equity Fund 2nd
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		26,969	[1]	0
Acquisition and others		0	[1]	27,034
Disposal and others		(26,969)	[1]	0
Dividends		0	[1]	0
Gains (losses) on equity-method accounting		0	[1]	(46)
Other comprehensive income (loss)		0	[1]	(19)
Others		0	[1]	0
Ending	[1]	0		26,969
DSIP-Pharos Bioenergy Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		16,458	[1],[5]	0
Acquisition and others		0	[1]	4,000
Disposal and others		(16,458)	[1]	0
Dividends		0	[1]	0	[5]
Gains (losses) on equity-method accounting		0	[1]	12,458
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1]	0		16,458	[5]
Shinhan-Eco Venture Fund 2nd
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		1,800	[1],[5]	0
Acquisition and others		225	[1]	1,825
Disposal and others		0	[1]	0
Dividends	[5]	0	[1]	0
Gains (losses) on equity-method accounting		(52)	[1]	(25)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1],[5]	1,973		1,800
Leading H2O Fund 1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		1,489	[1],[5]	0
Acquisition and others		0	[1]	1,500
Disposal and others		0	[1]	0
Dividends	[5]	0	[1]	0
Gains (losses) on equity-method accounting		(34)	[1]	11
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1],[5]	1,455		1,489
2023 JB Newtech No.2 Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		1,786	[1]	0
Acquisition and others		0	[1]	1,800
Disposal and others		(394)	[1]	0
Dividends		(150)	[1]	0
Gains (losses) on equity-method accounting		464	[1]	(14)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1]	1,706		1,786
U-KB Credit No.1 Private Equity
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		6,850	[1]	0
Acquisition and others		400	[1]	6,900
Disposal and others		0	[1]	0
Dividends		0	[1]	0
Gains (losses) on equity-method accounting		754	[1]	(50)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1]	8,004		6,850
KB-BridgePole Venture Investment Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		1,494	[1],[4],[5]	0
Acquisition and others		0	[1]	1,500
Disposal and others		0	[1]	0
Dividends	[5]	0	[1]	0
Gains (losses) on equity-method accounting		(31)	[1]	(6)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1],[4],[5]	1,463		1,494
Sirius Silicon Valley I New Technology Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		485	[1],[5]	0
Acquisition and others		0	[1]	500
Disposal and others		0	[1]	0
Dividends	[5]	0	[1]	0
Gains (losses) on equity-method accounting		(11)	[1]	(15)
Other comprehensive income (loss)		0	[1]	0
Others		0	[1]	0
Ending	[1],[5]	474		485
FineKB Private Equity Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	250
Disposal and others	[1]	0
Dividends	[1],[5]	0
Gains (losses) on equity-method accounting	[1]	(2)
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	248	[4],[5]	0
Timefolio Athleisure Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	4,000
Disposal and others	[1]	0
Dividends	[1],[5]	0
Gains (losses) on equity-method accounting	[1]	(77)
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	3,923	[5]	0
VIG Private Equity Fund V-3
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	1,636
Disposal and others	[1]	0
Dividends	[1],[5]	0
Gains (losses) on equity-method accounting	[1]	0
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	1,636	[5]	0
COMPA Global Scale-Up Fund No.3
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	1,000
Disposal and others	[1]	0
Dividends	[1],[5]	0
Gains (losses) on equity-method accounting	[1]	(20)
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	980	[5]	0
AKK Robotech Valueup New Technology Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	1,000
Disposal and others	[1]	0
Dividends	[1],[5]	0
Gains (losses) on equity-method accounting	[1]	127
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	1,127	[5]	0
YG MCE PROJECT NO.1 Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	1,500
Disposal and others	[1]	0
Dividends	[1],[5]	0
Gains (losses) on equity-method accounting	[1]	(23)
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	1,477	[5]	0
HI YG Win-win Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	2,000
Disposal and others	[1]	0
Dividends	[1],[5]	0
Gains (losses) on equity-method accounting	[1]	(27)
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	1,973	[5]	0
KB-CJ Venture Fund 1st
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	1,800
Disposal and others	[1]	0
Dividends	[1],[5]	0
Gains (losses) on equity-method accounting	[1]	(67)
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	1,733	[5]	0
Elohim-Bilanx aerospace No.1 Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	2,000
Disposal and others	[1]	0
Dividends	[1],[5]	0
Gains (losses) on equity-method accounting	[1]	(22)
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	1,978	[5]	0
KB-SUSUNG 2st Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	2,000
Disposal and others	[1]	0
Dividends	[1],[5]	0
Gains (losses) on equity-method accounting	[1]	(19)
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	1,981	[4],[5]	0
IMM global Secondary 1-1 Equity Private Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	2,819
Disposal and others	[1]	0
Dividends	[1],[5]	0
Gains (losses) on equity-method accounting	[1]	935
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	3,754	[5]	0
LIB Material Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	4,098
Disposal and others	[1]	0
Dividends	[1],[5]	0
Gains (losses) on equity-method accounting	[1]	(2,623)
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	1,475	[5]	0
NOVORSEC-SJG Consumer Secondary Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	1,700
Disposal and others	[1]	0
Dividends	[1],[5]	0
Gains (losses) on equity-method accounting	[1]	(12)
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	1,688	[5]	0
Allra Fintech Corp.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	8,532
Disposal and others	[1]	0
Dividends	[1],[5]	0
Gains (losses) on equity-method accounting	[1]	152
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	8,684	[4],[5]	0
Reboot Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	7,000
Disposal and others	[1]	0
Dividends	[1],[5]	0
Gains (losses) on equity-method accounting	[1]	(54)
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	6,946	[5]	0
KB-SBI Global Strategic Capital Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	11,299
Disposal and others	[1]	0
Dividends	[1],[5]	0
Gains (losses) on equity-method accounting	[1]	(515)
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	10,784	[5]	0
KB-Cyrus Tourism Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	1,000
Disposal and others	[1]	0
Dividends	[1],[5]	0
Gains (losses) on equity-method accounting	[1]	(23)
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	977	[4],[5]	0
IBKS Design Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	2,000
Disposal and others	[1]	0
Dividends	[1],[5]	0
Gains (losses) on equity-method accounting	[1]	(4)
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	1,996	[5]	0
NICE DATA INTELLIGENCE VENTURE FUND
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	1,000
Disposal and others	[1]	0
Dividends	[1],[5]	0
Gains (losses) on equity-method accounting	[1]	(2)
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	998	[5]	0
Pectus Hanhwa Fund 2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	2,000
Disposal and others	[1]	0
Dividends	[1],[5]	0
Gains (losses) on equity-method accounting	[1]	(50)
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	1,950	[5]	0
KB-IMM New Star Real Estate Private Fund I
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	31,563
Disposal and others	[1]	0
Dividends	[1]	0
Gains (losses) on equity-method accounting	[1]	1,510
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	33,073		0
Korea Environment Technology Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	107,428
Disposal and others	[1]	0
Dividends	[1],[5]	0
Gains (losses) on equity-method accounting	[1]	0
Other comprehensive income (loss)	[1]	0
Others	[1]	0
Ending	[1]	107,428	[5]	0
Others
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		1,016	[1]	1,049
Acquisition and others		930	[1]	15
Disposal and others		(67)	[1]	(208)
Dividends		0	[1]	0
Gains (losses) on equity-method accounting		(5)	[1]	1,899
Other comprehensive income (loss)		21	[1]	(1,739)
Others		18	[1]	0
Ending	[1]	₩ 1,913		₩ 1,016

[1]	Gains (losses) on disposal of investments in associates and joint ventures amount to ￦6,853 million ￦(10,552) million for the years ended December 31, 2023 and 2024, respectively.
[2]	Gains on disposal of investments in associates and joint ventures amount to ￦ 20,585 million ￦ 6,853 million for the years ended December 31, 2022 and 2023, respectively.
[3]	In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
[4]	As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
[5]	The condensed financial information of the associates and joint ventures is adjusted to reflect adjustments, such as fair value adjustments recognized at the time of acquisition and adjustments for differences in accounting policies.
[6]	The ownership of Food Factory Co., Ltd. would be 30.00% as of December 31, 2023, considering the potential voting rights of convertible bonds.